Form N-1A Supplement	Jun. 06, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Defiance Gold Enhanced Options Income ETF (GLDY)

Defiance Silver Enhanced Options Income ETF (SLVY)

Defiance Oil Enhanced Options Income ETF (USOY)

Defiance Treasury Enhanced Options Income ETF (TLTY)

(the “Funds”)

listed on The Nasdaq Stock Market, LLC

June 6, 2025

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated December 30, 2024,

and where applicable a Fund’s Summary Prospectus

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the Funds’ payment of monthly income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.